CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Thousands	Total	Shares of Beneficial Interest	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	(Accumulated Deficit)	Non Controlling Interests
Beginning balance at Sep. 30, 2013	$ 165,258	$ 40,606	$ 165,763	$ (6)	$ (67,572)	$ 26,467
Increase (Decrease) in Stockholders' Equity
Restricted stock vesting		359	(359)
Compensation expense—restricted stock	805		805
Contributions from non-controlling interests	22,062					22,062
Distributions to non-controlling interests	(3,318)					(3,318)
Net loss	(16,166)				(9,454)	(6,712)
Other comprehensive loss	(2)			(2)
Comprehensive income (loss)	(16,168)
Ending balance at Sep. 30, 2014	168,639	40,965	166,209	(8)	(77,026)	38,499
Increase (Decrease) in Stockholders' Equity
Restricted stock vesting		355	(355)
Compensation expense—restricted stock	906		906
Contributions from non-controlling interests	11,973					11,973
Distributions to non-controlling interests	(12,588)					(12,588)
Purchase of non-controlling interests	(4,679)		(3,531)			(1,148)
Shares repurchased	(2,422)	(1,035)	(1,387)
Net loss	(1,605)				(2,388)	783
Other comprehensive loss	(50)			(50)
Comprehensive income (loss)	(1,655)
Ending balance at Sep. 30, 2015	160,174	40,285	161,842	(58)	(79,414)	37,519
Increase (Decrease) in Stockholders' Equity
Restricted stock vesting		390	(390)
Compensation expense—restricted stock	1,005		1,005
Contributions from non-controlling interests	33,613					33,613
Distributions to non-controlling interests	(32,825)					(32,825)
Deconsolidation of joint venture upon sale	(1,790)					(1,790)
Shares repurchased	(2,115)	(979)	(1,136)
Net loss	45,158				31,289	13,869
Other comprehensive loss	(1,544)			(1,544)
Comprehensive income (loss)	43,614
Ending balance at Sep. 30, 2016	$ 201,676	$ 39,696	$ 161,321	$ (1,602)	$ (48,125)	$ 50,386